COMMITMENTS AND CONTINGENCIES - Operating Lease Commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments
2018	¥ 64,565
2019	28,960
2020	18,404
2021	9,881
2022 and thereafter	3,955
Total	125,765
Rental expenses	53,433	¥ 50,946	¥ 48,760
Office Premises
Operating lease commitments
2018	50,363
2019	28,416
2020	18,205
2021	9,861
2022 and thereafter	3,955
Total	110,800
Office equipment
Operating lease commitments
2018	14,202
2019	544
2020	199
2021	20
Total	¥ 14,965